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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                  FORM 12b-25

                                                  Commission File Number 0-27812

                          NOTIFICATION OF LATE FILING
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                     (Check One):  [  ] Form 10-K  [  ] Form 11-K  [  ] Form 20-F  [X] Form 10-Q
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[  ] Form N-SAR

For Period Ended:                                  March 31, 1996
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[  ]               Transition Report on Form 10-K  [  ]            Transition Report on Form 10-Q
[  ]               Transition Report on Form 20-F  [  ]            Transition Report on Form N-SAR
[  ]               Transition Report on Form 11-K
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For the Transition Period Ended:
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   Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

   If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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                        PART I.  REGISTRANT INFORMATION

Full name of registrant             Medallion Financial Corp.
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Former name, if applicable

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Address of principal executive office (Street and number)

                        205 East 42nd Street, Suite 2020
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City, State and Zip Code            New York, New York  10017
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                       PART II.  RULE 12B-25 (B) AND (C)

    If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on From 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
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                              PART III.  NARRATIVE

   State below in reasonable detail the reasons why From 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition or report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

   This notification relates to the registrant's first report following its initial public offering pursuant to a Registration Statement on Form N-2 declared effective on May 22, 1996 (File No. 333-1670) and registration of its common stock under Section 12(g) of the Securities Exchange Act of 1934, as amended. The registrant's report on Form 10-Q is for the three months ended March 31, 1996, which is a period preceding its initial public offering. The report is required to contain pro forma combined financial statements reflecting the results of operation of four businesses acquired by the registrant on May 29, 1996 with the proceeds of its initial public offering. Prior to the offering and the acquisitions, the registrant had no operations. Accordingly, because the pro forma combined financial statements relate to a period which preceded the registrant's acquisition and control of all four of these businesses, the registrant has experienced delays in obtaining all of the financial data required for completion of the financial statements for inclusion in its report on Form 10-Q. The report was due on July 8, 1996, 45 days after the effective date of the Registration Statement.

                          PART IV.  OTHER INFORMATION

   (1) Name and telephone number of person to contact in regard to this notification

         James T. Barrett                    617        573-0385
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             (Name)                      (Area code)  (Telephone number)

   (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
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                                                            [X]    Yes  [_]  No
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   (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
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                                                            [_]    Yes  [X]  No
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   If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                           Medallion Financial Corp.
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                  (Name of registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date   July 9, 1996          By /s/  Daniel F. Baker
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                              Daniel F. Baker
                              Chief Financial Officer